February 28, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

AmericaFirst Quantitative Funds, File No. 811-22669

Dear Sir/Madam:

On behalf of AmericaFirst Quantitative Funds, a registered investment company (the "Trust"), we hereby submit, via electronic filing, a preliminary proxy statement related to the AmericaFirst Monthly Risk-On Risk-Off Fund, AmericaFirst Income Fund, AmericaFirst Defensive Growth Fund, AmericaFirst Seasonal Rotation Fund, and AmericaFirst Large Cap Share Buyback Fund, each a series of the Trust.  The main purpose of this proxy is to solicit shareholder approval for the election of three new trustees and approval of a management agreement with a new investment adviser.

If you have any questions or comments related to this filing, please contact Parker Bridgeport at 614-469-3238 or JoAnn Strasser at 614-469-3265.

Very truly yours,

/s/ Parker Bridgeport